UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 05527

General New Jersey Municipal Money Market Fund, Inc.

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2015

FORM N-CSR

Item 1.                         Reports to Stockholders.

General New Jersey Municipal Money Market Fund, Inc.

ANNUAL REPORT November 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

General New Jersey Municipal Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General New Jersey Municipal Money Market Fund, Inc., covering the 12-month period from December 1, 2014, through November 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. Employment and housing market gains helped U.S. stocks advance over the reporting period’s first half, driving some broad measures of market performance to new record highs in the spring. Although those gains were erased over the summer when global economic instability undermined investor sentiment, a renewed rally in the fall enabled most stock indices to end the reporting period in mildly positive territory. In contrast, international stocks mostly provided negative results, but developed markets fared better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds produced modestly positive total returns overall, with municipal bonds achieving higher returns, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding domestic and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

December 17, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2014, through November 30, 2015, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2015, General New Jersey Municipal Money Market Fund’s Class A shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A shares produced an effective yield of 0.00%.1

Although the Federal Reserve Board (the “Fed”) raised the federal funds rate in December 2015, after the reporting period’s end, it was unchanged during the reporting period itself, and yields of municipal money market instruments remained low.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize. Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Uneven Economic Recovery Continues

The reporting period began amid a sustained economic recovery. Yet, bond yields declined in late 2014 when global investors seeking competitive yields flocked to U.S. Treasuries. This trend reversed in early 2015 as investor demand normalized, and longer term interest rates drifted higher.

The recovery stumbled during the first quarter of 2015 with a 0.6% annualized growth rate due to harsh weather and a strengthening U.S. dollar. The soft patch proved temporary, and U.S. GDP reaccelerated at a 3.9% annualized rate over the second quarter when labor markets resumed their gains. Longer term interest rates moved higher until overseas

DISCUSSION OF FUND PERFORMANCE (continued)

economic instability over the summer sparked renewed risk aversion among investors. In contrast, short-term rates stayed steady.

Issuance of new municipal money market instruments declined, reducing the need for short-term financing and keeping short-term yields near record lows. Robust demand for a limited supply of variable rate demand notes (VRDNs) put downward pressure on their yields. However, expectations of higher interest rates combined with money market reform, has driven the one-year note index above historical lows.

Municipal credit quality generally continued to improve as tax revenues for most states and local governments climbed beyond pre-recession levels. However, New Jersey has not participated fully in the recovery, and its fiscal condition struggled with a heavy debt load and pension shortfalls.

Focus on Quality and Liquidity

Careful and well-researched credit selection has remained key to the fund’s management. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. We have identified stable credits meeting our investment criteria among: essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers. We have continued to set the fund’s weighted average maturity slightly longer than industry averages.

Fed to Raise Rates Gradually

In mid-December 2015, after the reporting period’s end, the Fed raised short-term interest rates by 25 basis points to between 0.25% and 0.50%, stating, “The economic recovery has clearly come a long way, though it is not yet complete.” At the same time, the Fed made clear that “only gradual increases” are expected in the future.

Partly in anticipation of this move, yields of one-year municipal notes began to move somewhat higher. While we will watch for further evidence of this trend, we continue to believe that an emphasis on preservation of capital and liquidity remains the prudent course.

December 17, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New Jersey Municipal Money Market Fund, Inc. from June 1, 2015 to November 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2015

Expenses paid per $1,000†	$.90
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2015

Expenses paid per $1,000†	$.91
Ending value (after expenses)	$1,024.17

† Expenses are equal to the fund’s annualized expense ratio of .18%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2015

Short-Term Investments - 97.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7%
Allamuchy Township Board of Education, GO Notes (School Bonds)	4.50	3/15/16	150,000		151,693
Allendale Borough, GO Notes, Refunding (General Improvement Bonds)	1.00	7/1/16	280,000		280,649
Avalon Borough, GO Notes (General Improvement Bonds and Water/Sewer Utility Bonds)	5.00	5/15/16	285,000		290,901
Belmar Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	8/1/16	260,000		264,161
Bergen County, GO Notes (County College Bonds and Special Services School Bonds)	2.00	1/15/16	200,000		200,385
Bergen County, GO Notes (General Improvement Bonds and Special Services/Vocational School Bonds)	2.00	12/1/15	1,320,000		1,320,000
Bergenfield Borough, GO Notes, BAN	1.00	3/2/16	523,000		523,719
Bernardsville Borough, GO Notes (General Bonds and Sewer Bonds)	2.25	8/15/16	504,000		510,563
Bloomfield Township, GO Notes, BAN	1.50	1/15/16	370,000		370,483
Bloomfield Township, GO Notes, BAN (Water Utility)	1.50	8/5/16	3,250,000		3,271,464
Boonton Town School District Board of Education, GO Notes, Refunding (School Bonds)	1.50	1/15/16	145,000		145,181
Bordentown Regional School District Board of Education, GO Notes, Refunding	5.00	1/15/16	650,000		653,585
Bound Brook Borough Board of Education, GO Notes (School Bonds)	3.00	1/15/16	560,000		561,755
Branch Banking and Trust Co. Municipal Trust (Series 2044), (Port Authority-Port Newark, Marine Terminal Rent-Backed Revenue (Newark Redevelopment Projects)) (Liquidity Facility; Branch Banking and Trust Co. and LOC; Branch Banking and Trust Co.)	0.05	12/7/15	8,190,000	[a,b,c]	8,190,000
Brick Township, GO Notes, Refunding	5.00	5/1/16	155,000		157,797
Brick Township Municipal Utilities Authority, Revenue, Refunding	5.00	12/1/15	100,000		100,000
Bridgewater-Raritan Regional School District, GO Notes, Refunding (School Bonds)	4.00	7/15/16	305,000		311,443
Brigantine, GO Notes, BAN	1.00	12/9/15	3,466,000		3,466,347

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
Burlington County, GO Notes	2.00	5/15/16	100,000		100,636
Burlington County, GO Notes (General Improvement Bonds)	3.50	9/1/16	800,000		818,608
Burlington County Bridge Commission, GO Notes	1.50	5/17/16	4,775,000		4,801,843
Caldwell Borough, GO Notes, Refunding (General Improvement Bonds and Sewer Utility Bonds)	2.00	7/1/16	445,000		448,615
Camden County Improvement Authority, County Guaranteed Loan Revenue (County Capital Program)	3.00	1/15/16	390,000		391,219
Camden County Improvement Authority, GO Notes, Refunding (County-Guaranteed Open Space Trust Fund)	3.00	6/1/16	595,000		602,585
Camden County Improvement Authority, Special Revenue (Congregation Beth El Project) (LOC; TD Bank)	0.04	12/7/15	1,200,000	[b]	1,200,000
Cape May County Municipal Utilities Authority, Sewer Revenue, Refunding	5.75	1/1/16	495,000		497,432
Carlstadt Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	5/1/16	100,000		100,961
Cherry Hill Township Board of Education, GO Notes, Refunding (School Bonds)	4.00	2/15/16	220,000		221,608
Cherry Hill Township Commissioners of Fire District Number 13, GO Notes, Refunding	1.00	12/1/15	160,000		160,000
Clifton, GO Notes, Refunding	4.00	7/15/16	100,000		102,180
Collingswood Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	6/1/16	300,000		303,732
Colts Neck Township Board of Education, GO Notes, Refunding (School Bonds)	2.00	2/1/16	125,000		125,315
Cumberland County, GO Notes (County College Bonds and General Improvement Bonds)	3.00	2/15/16	780,000		784,227
East Brunswick Township, GO Notes (General Improvement Bonds and Parking Utility Bonds)	2.00	3/15/16	1,995,000		2,004,838
Eastampton Township, GO Notes, Refunding	2.50	7/1/16	415,000		419,457
Essex County Improvement Authority, Project Consolidation Revenue (Refunding Project)	5.25	12/15/15	115,000		115,212
Essex County Improvement Authority, Project Consolidation Revenue, Refunding	3.00	12/15/15	1,330,000		1,331,358
Essex County Utilities Authority, Solid Waste System Revenue, Refunding	5.00	4/1/16	250,000		253,615
Florence Township, GO Notes, Refunding (The Board of Commissioners of Fire District Number 1)	2.00	7/15/16	175,000		176,294

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
Franklin Township, GO Notes, Refunding (General Improvement Bonds and Open Space Trust Fund Bonds)	4.00	5/1/16	125,000		126,766
Freehold Township Board of Education, GO Notes, Refunding (School Bonds)	4.00	7/15/16	100,000		102,105
Garwood Borough, GO Notes (General Improvement Bonds)	1.50	4/1/16	135,000		135,493
Gloucester County Improvement Authority, County Guaranteed Lease Revenue, Refunding	2.00	12/1/15	100,000		100,000
Gloucestor County Pollution Control Financing Authority, PCR, Refunding (ExxonMobil Project)	0.01	12/1/15	100,000	[b]	100,000
Guttenberg, GO Notes, BAN	1.00	3/18/16	1,500,000		1,501,762
Hamilton Township, GO Notes	2.00	6/1/16	250,000		251,741
Hamilton Township, GO Notes (General Improvement Bonds)	2.00	6/1/16	800,000		805,572
Hammonton, GO Notes (General Improvement Bonds, Sewer Utility Bonds and Water Utility Bonds)	4.00	2/1/16	100,000		100,582
Harrington Park Borough, GO Notes	1.50	8/15/16	290,000		292,035
Hillsdale Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	7/15/16	355,000		360,263
Hopewell Township, GO Notes (Affordable Housing Bonds, General Improvement Bonds and Open Space Bonds)	3.00	2/15/16	100,000		100,533
Hopewell Valley Regional School District Board of Education, GO Notes, Refunding (School Bonds)	3.00	1/15/16	150,000		150,471
Hudson County Improvement Authority, Essential Purpose Pooled Governmental Revenue (LOC; TD Bank)	0.01	12/7/15	5,000,000	[b]	5,000,000
Jackson Township Board of Education, GO Notes, Refunding (School Bonds)	5.25	6/15/16	300,000		307,480
Jefferson Township Board of Education, GO Notes, Refunding (School Bonds)	5.00	9/15/16	100,000		103,454
Jersey City, GO Notes (BAN, Real Property Tax Appeal Notes and Special Emergency Notes)	1.00	12/11/15	6,700,000		6,700,987
Jersey City, GO Notes (General Improvement Bonds)	5.00	1/15/16	100,000		100,505
Jersey City, GO Notes (Real Property Tax Appeal Refunding Notes and Special Emergency Notes)	1.00	4/14/16	2,268,740		2,272,648

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 97.7% (continued)
Jersey City, GO Notes, Refunding (General Improvement Bonds and School Bonds)	2.00	2/15/16	100,000	100,298
Lakewood Township, GO Notes, Refunding (General Improvement Bonds and Pension Bonds)	4.00	1/15/16	200,000	200,862
Lavallette Borough, GO Notes, Refunding	1.50	4/1/16	315,000	316,151
Lenape Regional High School District Board of Education, GO Notes, Refunding (School Bonds)	3.00	3/15/16	270,000	271,982
Lenape Regional High School District Board of Education, GO Notes, Refunding (School Bonds)	3.00	4/1/16	525,000	529,547
Leonia Board of Education, GO Notes, Refunding (School Bonds)	4.00	8/15/16	125,000	127,953
Linden, GO Notes	3.75	12/1/15	100,000	100,000
Linden, GO Notes	2.00	3/15/16	425,000	426,947
Little Egg Harbor Township, GO Notes, BAN	1.00	2/3/16	4,000,000	4,002,784
Little Egg Harbor Township Board of Education, GO Notes, Refunding (School Bonds)	2.00	1/15/16	200,000	200,364
Little Falls Township, GO Notes (BAN and Tax Appeal Refunding BAN)	1.00	12/18/15	1,000,000	1,000,199
Livingston Township, GO Notes (General Improvement Bonds)	2.00	1/1/16	200,000	200,294
Livingston Township, GO Notes, Refunding	3.00	7/15/16	100,000	101,606
Long Beach Township, GO Notes, BAN	1.50	3/22/16	3,000,000	3,008,749
Long Beach Township, GO Notes, Refunding, BAN	1.50	9/1/16	1,000,000	1,005,892
Lower Township Municipal Utilities Authority, Revenue, Refunding	2.00	12/1/15	160,000	160,000
Lumberton Township Board of Education, GO Notes, Refunding (School Bonds)	2.00	2/15/16	810,000	812,567
Manasquan Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	1/15/16	100,000	100,301
Mantua Township, GO Notes	2.00	12/1/15	190,000	190,000
Middlesex County, GO Notes (County College Bonds, County Vocational-Technical School Bonds and General Improvement Bonds)	4.00	1/1/16	100,000	100,303
Middlesex County, GO Notes (County Vocational-Technical Schools Bonds and General Improvement Bonds)	4.13	1/1/16	105,000	105,332

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
Middletown Township Board of Education, GO Notes (School Bonds)	2.00	8/1/16	200,000		201,859
Monmouth County, GO Notes (County College Bonds)	3.00	3/1/16	290,000		291,976
Monmouth County, GO Notes (County Vocational School Bonds)	3.00	3/1/16	440,000		442,997
Monmouth County, GO Notes, Refunding (General Improvement Bonds and Reclamation Center Utility Bonds)	4.00	3/1/16	300,000		302,673
Monmouth County Improvement Authority, Capital Equipment Pooled Lease Revenue	2.75	1/15/16	100,000		100,287
Monmouth County Improvement Authority, Governmental Loan Revenue	5.00	12/1/15	390,000		390,000
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue, Refunding	4.00	12/1/15	100,000		100,000
Monmouth County Improvement Authority, Governmental Pooled Loan Revenue, Refunding	5.00	12/1/15	370,000		370,000
Monroe Township Board of Education, GO Notes, Refunding (School District Bonds)	2.00	3/1/16	120,000		120,475
Montclair Township, GO Notes (General Improvement Bonds and Sewer and Water Utility Bonds)	3.00	3/1/16	1,365,000		1,374,371
Montclair Township, GO Notes, Refunding (General Improvement Bonds and Water Utility Bonds)	3.00	2/1/16	125,000		125,546
Mount Olive Township Board of Education, GO Notes, Refunding (School Bonds)	2.00	1/15/16	300,000		300,588
New Brunswick Parking Authority, Parking Revenue, Refunding	4.00	1/1/16	320,000		321,029
New Jersey Economic Development Authority, EDR (Community Options, Inc. Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	3,495,000	[b]	3,495,000
New Jersey Economic Development Authority, EDR (Diocese of Metuchen Project) (LOC; Bank of America)	0.03	12/7/15	21,550,000	[b]	21,550,000
New Jersey Economic Development Authority, EDR (Hathaway Associates, LLC Project) (LOC; Wells Fargo Bank)	0.20	12/7/15	1,195,000	[b]	1,195,000
New Jersey Economic Development Authority, EDR (Marco Holdings, LLC Project) (LOC; Wells Fargo Bank)	0.20	12/7/15	800,000	[b]	800,000

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Economic Development Authority, EDR (Maroukian Realty, LLC Project) (LOC; TD Bank)	0.09	12/7/15	560,000	[b]	560,000
New Jersey Economic Development Authority, EDR (Paddock Realty, LLC Project) (LOC; Wells Fargo Bank)	0.20	12/7/15	1,245,000	[b]	1,245,000
New Jersey Economic Development Authority, EDR (PB Tower, LLC and Metro Packaging and Imaging, Inc. Project) (LOC; TD Bank)	0.20	12/7/15	2,520,000	[b]	2,520,000
New Jersey Economic Development Authority, EDR (PB Tower, LLC and Metro Packaging and Imaging, Inc. Project) (LOC; TD Bank)	0.20	12/7/15	240,000	[b]	240,000
New Jersey Economic Development Authority, EDR (RCC Properties, LLC Project) (LOC; Wells Fargo Bank)	0.20	12/7/15	390,000	[b]	390,000
New Jersey Economic Development Authority, EDR (The Trustees of the Lawrenceville School Project) (Liquidity Facility; JPMorgan Chase Bank)	0.01	12/1/15	600,000	[b]	600,000
New Jersey Economic Development Authority, EDR (The Trustees of the Lawrenceville School Project) (Liquidity Facility; JPMorgan Chase Bank)	0.01	12/1/15	2,300,000	[b]	2,300,000
New Jersey Economic Development Authority, EDR (Volunteers of America Delaware Valley Property, Inc. Project) (LOC; TD Bank)	0.04	12/7/15	1,180,000	[b]	1,180,000
New Jersey Economic Development Authority, EDR, Refunding (RDR Investment Company LLC) (LOC; JPMorgan Chase Bank)	0.20	12/7/15	825,000	[b]	825,000
New Jersey Economic Development Authority, IDR (Penwell Holdings LLC Project) (LOC; TD Bank)	0.09	12/7/15	390,000	[b]	390,000
New Jersey Economic Development Authority, Revenue (CPC Behavioral Healthcare Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	1,400,000	[b]	1,400,000
New Jersey Economic Development Authority, Revenue (Developmental Disabilities Association of New Jersey Inc. Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	1,140,000	[b]	1,140,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Economic Development Authority, Revenue (ESARC, Inc.) (Liquidity Facility; TD Bank)	0.06	12/7/15	1,940,000	[b]	1,940,000
New Jersey Economic Development Authority, Revenue (Falcon Safety Products, Inc. Project) (LOC; PNC Bank NA)	0.11	12/7/15	1,020,000	[b]	1,020,000
New Jersey Economic Development Authority, Revenue (Melrich Road Development Company, LLC Project) (LOC; Wells Fargo Bank)	0.20	12/7/15	1,410,000	[b]	1,410,000
New Jersey Economic Development Authority, Revenue (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank)	0.20	12/7/15	2,845,000	[b]	2,845,000
New Jersey Economic Development Authority, Revenue (Oak Hill Academy Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	1,070,000	[b]	1,070,000
New Jersey Economic Development Authority, Revenue (Parke Place Associates, LLC Project) (LOC; TD Bank)	0.09	12/7/15	4,305,000	[b]	4,305,000
New Jersey Economic Development Authority, Revenue (Somerset Hills YMCA Project) (LOC; TD Bank)	0.04	12/7/15	1,900,000	[b]	1,900,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.01	12/7/15	995,000	[b]	995,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.01	12/7/15	2,250,000	[b]	2,250,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.01	12/7/15	7,105,000	[b]	7,105,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.01	12/7/15	4,800,000	[b]	4,800,000
New Jersey Economic Development Authority, Revenue (Visiting Nurse Association Home Care, Inc. Project) (LOC; Wells Fargo Bank)	0.12	12/7/15	3,065,000	[b]	3,065,000
New Jersey Economic Development Authority, Revenue (Young Men's Christian Association of Metuchen Project) (LOC; Wells Fargo Bank)	0.17	12/7/15	740,000	[b]	740,000

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Economic Development Authority, School Facilities Construction Revenue, Refunding (Escrowed to Maturity)	5.00	3/1/16	100,000		101,126
New Jersey Economic Development Authority, Thermal Energy Facilities Revenue (Marina Energy LLC Project) (LOC; JPMorgan Chase Bank)	0.04	12/7/15	10,000,000	[b]	10,000,000
New Jersey Economic Development Authority, Thermal Energy Facilities Revenue (Marina Energy LLC Project) (LOC; JPMorgan Chase Bank)	0.04	12/7/15	5,470,000	[b]	5,470,000
New Jersey Educational Facilities Authority, CP (Princeton University)	0.02	2/4/16	4,000,000		4,000,000
New Jersey Health Care Facilities Financing Authority, Revenue (Hospital Capital Asset Financing Program) (LOC; JPMorgan Chase Bank)	0.01	12/7/15	150,000	[b]	150,000
New Jersey Health Care Facilities Financing Authority, Revenue (Hospital Capital Asset Financing Program) (LOC; JPMorgan Chase Bank)	0.01	12/7/15	275,000	[b]	275,000
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Health System Obligated Group Issue) (LOC; JPMorgan Chase Bank)	0.01	12/7/15	100,000	[b]	100,000
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Nursing and Rehabilitation, Inc.) (LOC; JPMorgan Chase Bank)	0.04	12/7/15	280,000	[b]	280,000
New Jersey Health Care Facilities Financing Authority, Revenue (Rahway Hospital) (LOC; Wells Fargo Bank)	0.01	12/7/15	970,000	[b]	970,000
New Jersey Health Care Facilities Financing Authority, Revenue (The Matheny School and Hospital, Inc.) (LOC; Bank of America)	0.12	12/7/15	1,600,000	[b]	1,600,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (LOC; JPMorgan Chase Bank)	0.01	12/1/15	5,900,000	[b]	5,900,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (LOC; JPMorgan Chase Bank)	0.01	12/1/15	3,170,000	[b]	3,170,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (LOC; TD Bank)	0.01	12/7/15	500,000	[b]	500,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue), (LOC; TD Bank)	0.01	12/7/15	1,900,000	[b]	1,900,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health, Inc.) (LOC; Wells Fargo Bank)	0.02	12/7/15	100,000	[b]	100,000
New Jersey Housing and Mortgage Finance Agency, SFHR (Liquidity Facility; Bank of America)	0.02	12/7/15	3,200,000	[b]	3,200,000
New Jersey Housing and Mortgage Finance Agency, SFHR (Liquidity Facility; Royal Bank of Canada)	0.02	12/7/15	26,900,000	[b]	26,900,000
New Jersey Housing and Mortgage Finance Agency, SFHR (Liquidity Facility; TD Bank)	0.01	12/7/15	3,300,000	[b]	3,300,000
New Jersey Housing and Mortgage Finance Agency, Single Family Home Mortgage Revenue	2.00	10/1/16	100,000		101,145
New Providence Borough, GO Notes (General Improvement Bonds)	2.00	5/15/16	100,000		100,636
Newton, GO Notes, BAN	1.50	8/26/16	1,139,000		1,146,404
North Bergen Municipal Utilities Authority, Sewer Revenue, Refunding	2.00	12/15/15	135,000		135,083
North Bergen Township, GO Notes, Refunding (General Improvement Bonds)	3.00	4/1/16	370,000		373,071
North Haledon Borough, GO Notes (General Improvement Bonds)	1.00	3/15/16	375,000		375,642
North Plainfield Borough, GO Notes (General Improvement Bonds and Sewer Utility Bonds)	3.00	6/1/16	1,180,000		1,194,090
Northfield Board of Education, GO Notes (School Bonds)	2.13	8/1/16	100,000		101,062
Ocean City, GO Notes (General Improvement Bonds)	3.00	12/15/15	240,000		240,224
Ocean County, GO Notes (Capital Improvement Bonds)	3.00	6/1/16	100,000		101,248
Ocean County, GO Notes, Refunding	3.00	8/1/16	200,000		203,047
Ocean County, GO Notes, Refunding	4.00	8/1/16	100,000		102,392
Ocean County, GO Notes, Refunding	5.00	8/1/16	1,235,000		1,274,024

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
Ocean County, GO Notes, Refunding (General Improvement Bonds)	4.00	12/1/15	100,000		100,000
Old Bridge Township, GO Notes (General Improvement Bonds)	2.00	3/15/16	200,000		200,833
Old Tappan Borough, GO Notes (General Improvement Bonds)	1.00	8/15/16	185,000		185,714
Palmyra Borough, GO Notes (General Improvement Bonds and Sewer Utility Bonds)	3.00	3/1/16	580,000		583,803
Passaic County, GO Notes	3.00	4/1/16	100,000		100,854
Passaic County Improvement Authority, LR, Refunding (Preakness Healthcare Center Expansion Project)	5.00	5/1/16	175,000		178,199
Pennsauken Township, Special Emergency Notes	1.00	6/23/16	1,200,000		1,202,332
Pine Hill Borough, GO Notes	2.00	9/1/16	250,000		252,617
Pinelands Regional School District Board of Education, GO Notes, Refunding (School Bonds)	2.00	3/1/16	375,000		376,439
Piscataway Township Board of Education, GO Notes, Refunding (School Bonds)	4.00	8/15/16	265,000		271,327
Point Pleasant Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	3/15/16	120,000		120,811
Point Pleasant Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	7/15/16	485,000		492,209
Pompton Lakes Borough, GO Notes, BAN	1.00	12/18/15	320,000		320,073
Port Authority of New York and New Jersey, (Consolidated Bonds, 152nd Series) (JPMorgan Chase Bank PUTTERS, Series 2945) (Liquidity Facility; JPMorgan Chase Bank)	0.04	12/7/15	1,660,000	[a,b,c]	1,660,000
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series) (Citigroup ROCS, Series RR II R-14086) (Liquidity Facility; Citibank NA)	0.04	12/7/15	2,050,000	[a,b,c]	2,050,000
Rahway, GO Notes	2.00	8/1/16	350,000		353,485
Ramapo Indian Hills Regional High School District Board of Education, GO Notes, Refunding (School Bonds)	2.50	6/1/16	1,075,000		1,085,138
Randolph Township Board of Education, GO Notes, Refunding (School Bonds)	3.00	2/1/16	100,000		100,422
Ridgefield Borough Board of Education, GO Notes (School Bonds)	2.00	2/15/16	100,000		100,335

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 97.7% (continued)
River Vale Township, GO Notes (General Capital Bonds and Golf Course Utility Bonds)	2.00	8/1/16	230,000		232,289
Robbinsville Township, GO Notes	3.00	12/1/15	100,000		100,000
Rutgers, The State University of New Jersey, GO Notes	4.00	5/1/16	1,070,000		1,086,719
Rutgers, The State University of New Jersey, GO Notes	5.00	5/1/16	1,220,000		1,243,872
Rutgers, The State University of New Jersey, GO Notes, Refunding	4.00	5/1/16	260,000		263,656
Secaucus Board of Education, GO Notes (School Bonds)	2.00	8/15/16	260,000		262,554
South Amboy, GO Notes (General Improvement Bonds)	4.38	8/1/16	100,000		102,334
Swedesboro-Wooldwich Consolidated School District Board of Education, GO Notes, Refunding (School Bonds)	1.00	2/15/16	625,000		625,637
Tender Option Bond Trust Receipts (Series 2015-XF2163), (Port Authority of New York and New Jersey, Consolidated Bonds, 194th Series) (Liquidity Facility; Citibank NA)	0.01	12/7/15	1,220,000	[a,b,c]	1,220,000
Toms River Township, GO Notes (General Improvement Bonds and Golf Utility Improvement Bonds)	3.00	6/15/16	100,000		101,347
Toms River Township, Special Emergency Notes	1.00	6/22/16	1,575,000		1,578,046
Trenton, GO Notes (School Bonds)	3.00	4/15/16	100,000		100,888
Union Beach Borough, GO Notes	2.00	2/15/16	100,000		100,270
Union County, GO Notes (County College Bonds)	3.00	3/1/16	4,005,000		4,033,462
Union County, GO Notes, Refunding (County Vocational-Technical School Bonds and General Improvement Bonds)	2.00	3/1/16	145,000		145,503
Union County, GO Notes, Refunding (General Improvement Bonds)	5.00	3/1/16	100,000		101,165
Union County Improvement Authority, GO Lease Revenue, Refunding (Juvenile Detention Center Facility Project)	3.60	5/1/16	245,000		247,998
Union Township Board of Education, GO Notes, Refunding (School Bonds)	2.00	1/1/16	110,000		110,152
Upper Freehold Regional School District Board of Education, GO Notes, Refunding (School Bonds)	1.00	2/15/16	235,000		235,269
Wanaque Borough, GO Notes (Assessment Bonds, General Bonds and Water Bonds)	2.25	2/1/16	250,000		250,782

Short-Term Investments - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 97.7% (continued)
Washington Township Board of Education, GO Notes, Refunding (School Bonds)	5.00	1/1/16	200,000	200,841
Washington Township Board of Education, GO Notes, Refunding (School Bonds)	3.00	2/1/16	240,000	241,023
Wayne Township, GO Notes (General Improvement Bonds)	3.00	2/15/16	125,000	125,636
West New York, GO Notes	2.00	5/15/16	175,000	176,110
West Orange Board of Education, COP, Refunding (Lease Purchase Agreement between West Orange Township Board of Education as Lessee and AGH Leasing, Inc. as Lessor)	2.00	10/1/16	1,305,000	1,318,185
West Windsor-Plainsboro Regional School District, GO Notes, Refunding (School Bonds)	3.00	12/1/15	100,000	100,000
Willingboro Township, GO Notes (General Improvement Bonds)	2.00	4/15/16	650,000	653,850
Wood-Ridge Borough, GO Notes, BAN	1.00	2/11/16	956,000	957,069
Total Investments (cost $244,134,632)			97.7%	244,134,632
Cash and Receivables (Net)			2.3%	5,717,011
Net Assets			100.0%	249,851,643

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities amounted to $13,120,000 or 5.3% of net assets.
b Variable rate demand note - rate shown is the interest rate in effect at November 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	25.3
City	17.8
Housing	17.0
Health Care	9.5
Industrial	8.2
County	7.9
Utility-Electric	4.0
Transportation Services	2.1
Utility-Water and Sewer	1.5
Other	4.4
97.7

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2015

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments	244,134,632	244,134,632
	Cash	5,159,055
	Interest receivable	652,043
	Prepaid expenses	14,626
		249,960,356
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 2(b)	34,838
	Payable for shares of Common Stock redeemed	16,681
	Accrued expenses	57,194
		108,713
	Net Assets ($)	249,851,643
	Composition of Net Assets ($):
	Paid-in capital	249,638,886
	Accumulated net realized gain (loss) on investments	212,757
	Net Assets ($)	249,851,643
	Shares Outstanding
	(2 billion shares of $.001 par value Common Stock authorized)	249,735,553
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2015

Investment Income ($):
Interest Income	481,367
Expenses:
Management fee—Note 2(a)	1,295,171
Shareholder servicing costs—Note 2(b)	134,644
Professional fees	77,929
Custodian fees—Note 2(b)	28,486
Prospectus and shareholders’ reports	24,986
Registration fees	21,630
Directors’ fees and expenses—Note 2(c)	20,567
Miscellaneous	50,620
Total Expenses	1,654,033
Less—reduction in expenses due to undertaking—Note 2(a)	(1,172,660)
Less—reduction in fees due to earnings credits—Note 2(b)	(79)
Net Expenses	481,294
Investment Income—Net	73
Realized Gain (Loss) on Investments—Note 1(b) ($)	212,757
Net Increase in Net Assets Resulting from Operations	212,830

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2015	2014
Operations ($):
Investment income—net	73	64
Net realized gain (loss) on investments	212,757	-
Net Increase (Decrease) in Net Assets Resulting from Operations	212,830	64
Dividends to Shareholders from ($):
Investment income—net	(73)	(290)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	325,812,716	376,089,226
Dividends reinvested	65	267
Cost of shares redeemed	(344,348,861)	(350,404,780)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(18,536,080)	25,684,713
Total Increase (Decrease) in Net Assets	(18,323,323)	25,684,487
Net Assets ($):
Beginning of Period	268,174,966	242,490,479
End of Period	249,851,643	268,174,966

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.64	.64	.65	.66
Ratio of net expenses to average net assets	.19	.22	.31	.35	.43
Ratio of net investment income to average net assets[b]	.00	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	249,852	268,175	242,490	259,234	277,305

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s Board of Directors (the “Board”), on May 4, 2015, approved, effective September 1, 2015, a change in the fund’s name from “Dreyfus New Jersey Municipal Money Market Fund, Inc.” to “General New Jersey Municipal Money Market Fund, Inc.” and the fund shares have been redesignated as Class A.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (continued)

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	244,134,632
Level 3 - Significant Unobservable Inputs	-
Total	244,134,632
† See Statement of Investments for additional detailed categorizations.

At November 30, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2015, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2015 and November 30, 2014 were as follows: tax-exempt income $73 and $64, and ordinary income $0 and $226, respectively.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,172,660 during the period ended November 30, 2015.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2015, the fund was charged $91,068 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2015, the fund was charged $33,713 for transfer agency services and $1,702 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $79.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2015, the fund was charged $28,486 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2015, the fund was charged $1,340 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2015, the fund was charged $5,249 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $102,456, Shareholder Services Plan fees $8,000, custodian fees $16,100, Chief Compliance Officer fees $1,765 and transfer agency fees $5,859, which are offset against an expense reimbursement currently in effect in the amount of $99,342.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $108,370,000 and $64,765,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
General New Jersey Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of General New Jersey Municipal Money Market Fund, Inc., (formerly, Dreyfus New Jersey Municipal Money Market Fund, Inc.), including the statement of investments, as of November 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2015 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General New Jersey Municipal Money Market Fund, Inc. at November 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2016

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal period ended November 30, 2015 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New Jersey residents, New Jersey personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2015 calendar year on Form 1099-DIV, which will be mailed in early 2016.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was the lowest of the three funds in the Performance Group for all periods except the ten-year period when it was second but noted the narrow range of returns among the funds in the Performance Group and the Performance Universe, within which the fund’s performance was at or within one basis point of the median in all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee ranked second of the three funds in the Expense Group, the fund’s actual management fee ranked second of the three funds in the Expense Group and was above the Expense Universe median and the fund’s total expenses were the highest of the three funds in the Expense Group and above the Expense Universe median. Dreyfus noted the generally low level of actual management fees and total expenses among the funds in the Expense Group and Expense Universe (after waivers and reimbursements).

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 140

———————

Joni Evans (73)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

• Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Ehud Houminer (75)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

•  Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 61

———————

Hans C. Mautner (78)

Board Member (2006)

Principal Occupation During Past 5 Years:

• President-International Division and an Advisory Director of Simon Property Group, a

real estate investment company (1998-2010)

• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 24

———————

Robin A. Melvin (52)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 111

———————

Burton N. Wallack (65)

Board Member (1991)

Principal Occupation During Past 5 Years:

• President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 24

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (74)

Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 60

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

William Hodding Carter III, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 66 investment companies (comprised of 140 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 67 investment companies (comprised of 165 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (67 investment companies, comprised of 165 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARI M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 62 investment companies (comprised of 160 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

General New Jersey Municipal Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DNJXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0758AR1115

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $33,031 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2014 and $6,273 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ 0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,578   in 2014 and $3,369 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $    433 in 2014 and $258 in 2015. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $25,624,689 in 2014 and $     19,802,219 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak____
Bradley J. Skapyak, President
Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak____
Bradley J. Skapyak, President
Date:	January 20, 2016

By: /s/ James Windels________
James Windels, Treasurer
Date:	January 20, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]

Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010